Schedule of Segment Information (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue		$ 602,232		$ 648,537		$ 1,930,603	$ 2,202,172	$ 3,298,361	$ 3,554,712	$ 3,008,654
Salaries and benefits		248,953		141,795		522,940	377,643	724,157	683,941	556,880
Depreciation		52,013		50,031		102,797	100,038	201,113	174,207	163,371
Other general and administration expenses		329,704		182,822		567,828	484,337	945,587	951,616	580,463
Total operating costs		1,028,735		743,312		2,004,069	1,816,837	3,480,393	3,301,554	2,540,408
Interest expense				(6,296)		(4,491)	(16,482)	(25,550)	(30,393)	(36,196)
Other income		83,724		9,825		145,719	29,267	44,818	28,098	8,900
Total other income, net		83,724		3,529		141,228	12,785	19,268	(2,295)	(27,296)
(Loss) income before income tax		(342,779)		(91,246)		67,762	398,120	(162,764)	250,863	440,950
Income tax (benefits) expenses		(53,518)		(22,145)		90,811	137,837	20,936	(135,265)	117,757
Net (Loss) Income		(289,261)	$ 266,212	(69,101)	$ 329,384	(23,049)	260,283	(183,700)	386,128	323,193
Total Assets		12,663,194				12,663,194		5,211,893	4,749,169
Golf Operations [Member]
Revenue		415,868		458,728		1,444,808	1,679,609	2,443,178	2,643,856	2,310,615
Cost of sales		326,232		315,464		649,491	706,695	1,367,958	1,189,889	1,015,852
Food and Beverage [Member]
Revenue		147,587		146,824		373,390	392,085	648,738	682,281	517,694
Cost of sales		59,162		43,232		125,044	114,040	186,602	209,226	167,614
Sales of Merchandise [Member]
Revenue		20,904		24,732		65,408	75,824	115,262	138,450	99,366
Cost of sales		12,671		9,968		35,969	34,084	54,876	$ 92,675	$ 56,228
Corporate Segment [Member]
Revenue		602,232		648,537		1,930,603	2,202,172
Salaries and benefits		248,953		141,795		522,940	377,643
Depreciation		52,013		50,031		102,797	100,038
Other general and administration expenses	[1]	329,704		182,822		567,828	484,337
Total operating costs		1,028,735		743,312		2,004,069	1,816,837
Interest expense				(6,296)		(4,491)	(16,482)
Other income		83,724		9,825		145,719	29,267
Total other income, net		83,724		3,529		141,228	12,785
(Loss) income before income tax		(342,779)		(91,246)		67,762	398,120
Income tax (benefits) expenses		(53,518)		(22,145)		90,811	137,837
Net (Loss) Income		(289,261)		(69,101)		(23,049)	260,283
Corporate Segment [Member] | Golf Operations [Member]
Cost of sales		326,232		315,464		649,491	706,695
Corporate Segment [Member] | Food and Beverage [Member]
Cost of sales		59,162		43,232		125,044	114,040
Corporate Segment [Member] | Sales of Merchandise [Member]
Cost of sales		12,671		$ 9,968		35,969	$ 34,084
Other Operating Segment [Member] | Net Assets, Segment [Member]
Total Assets		$ 12,663,194				$ 12,663,194		$ 5,211,893

[1]	Other general and administrative expenses included professional fees, insurance, rental expenses, bank and credit cards charges, travelling expenses, and office expenses and etc..